Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2019	2018
Payroll	$247,662	$289,922
Other payable	43,545	27,271
Total	$291,207	$317,193